Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Unrecorded Unconditional Purchase Commitments Disclosure

Contractual Purchase Commitments
(in US$ thousands)
2024	$75,361